Filed with the U.S. Securities and Exchange Commission on March 7, 2025
1933 Act Registration File No. 333-215588
1940 Act File No. 811-23226
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N‑1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 349	[X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 351	[X]
(Check appropriate box or boxes.)
LISTED FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)
615 East Michigan Street, Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices)
 (Registrant’s Telephone Number, including Area Code): (626) 914-7363
Gregory Bakken, President
Listed Funds Trust
c/o U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)
Copy to:
Laura E. Flores
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004-2541
As soon as practical after the effective date of this Registration Statement
(Approximate Date of Proposed Public Offering)
It is proposed that this filing will become effective

[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on April 7, 2025 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on ______________ pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box

[X]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
EXPLANATORY NOTE
The sole purpose of this filing is to delay the effectiveness of the Teucrium -1x Daily Corn ETF, Teucrium -2x Daily Corn ETF, Teucrium -1x Daily Wheat ETF, Teucrium -2x Daily Wheat ETF, Teucrium -1x Daily Sugar ETF, Teucrium -2x Daily Sugar ETF, Teucrium -1x Daily Soybean ETF, Teucrium -2x Daily Soybean ETF, Teucrium 2x Long OKLO Daily ETF, Teucrium 2x Short OKLO Daily ETF, Teucrium 2x Long SMR Daily ETF and the Teucrium 2x Short SMR Daily ETF, each series part of the Registrant’s Post-Effective Amendment No. 343 (the “Amendment”) to its Registration Statement (filed on December 23, 2024) until April 7, 2025. Parts A, B and C of the Amendment are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment (this “Amendment”) to its Registration Statement on Form N-1A under Rule 485(b) under the Securities Act and has duly caused this Amendment to be signed below on its behalf by the undersigned, duly authorized, in the City of Milwaukee, State of Wisconsin, on March 7, 2025.

Listed Funds Trust

By: /s/ Chad E. Fickett
Chad E. Fickett
Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities indicated on March 7, 2025.

Signature	Title

*John L. Jacobs	Trustee
John L. Jacobs

*Koji Felton	Trustee
Koji Felton

*Pamela H. Conroy	Trustee
Pamela H. Conroy

*Paul R. Fearday	Trustee and Chairman
Paul R. Fearday

*Gregory C. Bakken	President and Principal Executive Officer
Gregory C. Bakken

*Travis G. Babich	Treasurer and Principal Financial Officer
Travis G. Babich

*By: /s/ Chad E. Fickett Chad E. Fickett, Attorney-in-Fact Pursuant to Powers of Attorney